Capital Management - Additional Information (Details) - CAD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Shareholders Equity	$ 23,626	$ 35,678	$ 58,511
Capital Management
Disclosure of objectives, policies and processes for managing capital [line items]
Shareholders Equity	$ 23,600